Note 1 - Summary of Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Number of States in which Entity Operates	8
Cash and Cash Equivalents, at Carrying Value, Ending Balance	$ 59,837	$ 10,702
Advertising Expense	1,800	2,200
Depreciation, Total	27,100	26,100
Equity Method Investment, Other than Temporary Impairment	$ 9,700	0
Building and Building Improvements [Member]
Property, Plant and Equipment, Useful Life (Year)	30 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	15 years
Software and Software Development Costs [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Software and Software Development Costs [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	7 years
Land Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years
Land Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	20 years
Other Current Assets [Member]
Debt Issuance Costs, Net, Total	$ 900
Current and Non-Current Portion of Long Term Debt [Member]
Debt Issuance Costs, Net, Total	100
Money Market Funds [Member]
Cash and Cash Equivalents, at Carrying Value, Ending Balance	$ 47,400	$ 0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Top Ten Customers [Member]
Concentration Risk, Percentage	50.00%	49.00%
Seneca Food Plants [Member]
Number of Real Estate Properties	26
Seneca Foods Warehouses [Member]
Number of Real Estate Properties	25